Shareholders’ Equity (Details) - $ / shares		1 Months Ended		5 Months Ended
	Sep. 03, 2020	Sep. 29, 2020	Sep. 18, 2020	Dec. 31, 2020	Sep. 25, 2020	Aug. 03, 2020
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized				5,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001
Description of public warrants for redemption				Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00: Once the warrants become exercisable, the Company may call the outstanding warrants for redemption (except as described herein with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and • if, and only if, the last reported sale price (the “closing price”) of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Per warrant price (in Dollars per share)				$ 0.01
Description of warrants for redemption				Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants: • in whole and not in part; • at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of Class A ordinary shares to be determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A ordinary shares; and • if, and only if, the closing price of Class A ordinary shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and • if the closing price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
Preferred stock, shares issued				0
Preferred stock, shares outstanding				0
Over-Allotment Option [Member]
Shareholders’ Equity (Details) [Line Items]
Number of shares purchased		2,750,000
Forfeited shares		250,000		250,000
Founder Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Transferred shares	35,000
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Number of shares purchased		550,000
Description of shares				The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described under the caption “Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Share price (in Dollars per share)				$ 1.00	$ 1.00
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Authorized shares				500,000,000
Par value (in Dollars per share)				$ 0.0001
Common stock, shares issued				1,459,384
Common stock, shares outstanding				1,459,384
Share price (in Dollars per share)		$ 11.50		$ 18.00
Warrant price per share (in Dollars per share)				$ 0.361
Class A Ordinary Shares [Member] | Holder [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares issued				27,750,000
Ordinary shares subject to possible redemption				26,290,616
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Authorized shares				50,000,000
Par value (in Dollars per share)				$ 0.0001
Common stock, shares issued				6,937,500		8,625,000
Consideration shares			1,437,500
Common stock, shares outstanding				6,937,500
Description of shares			associated amounts have been retroactively restated to reflect the share surrender. Of the 7,187,500 shares outstanding, up to 937,500 Class B ordinary shares are subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full prior to expiration, so that the Initial Shareholders will collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option on September 29, 2020, with the remaining portion of the over-allotment option expiring at the conclusion of the 45-day option period.	The Class B ordinary shares will automatically convert into Class A ordinary shares, which such Class A ordinary shares delivered upon conversion will not have any redemption rights or be entitled to liquidating distributions if the Company does not consummate an initial Business Combination, at the time of the initial Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities (as defined herein) or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, its affiliates or any member of the management team upon conversion of Working Capital Loans.
Number of shares purchased			937,500
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares outstanding			7,187,500